Share-based Compensation - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options outstanding as of December 31, 2020
Number of Shares | shares	827,198
Exercise Price per Share | $ / shares	$ 1.01
Remaining Contractual Life	8 years 1 month 9 days
Options exercisable as of December 31, 2020
Number of Shares | shares	235,832
Exercise Price per Share | $ / shares	$ 0.87
Remaining Contractual Life	7 years 4 months 20 days
Exercise price one
Options outstanding as of December 31, 2020
Number of Shares | shares	62,500
Exercise Price per Share | $ / shares	$ 1.71
Remaining Contractual Life	6 years 18 days
Options exercisable as of December 31, 2020
Number of Shares | shares	60,416
Exercise Price per Share | $ / shares	$ 1.71
Remaining Contractual Life	6 years 18 days
Exercise price two
Options outstanding as of December 31, 2020
Number of Shares | shares	320,000
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	7 years 10 months 6 days
Options exercisable as of December 31, 2020
Number of Shares | shares	166,666
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	7 years 10 months 6 days
Exercise price three
Options outstanding as of December 31, 2020
Number of Shares | shares	20,000
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	8 years 2 months 15 days
Options exercisable as of December 31, 2020
Number of Shares | shares	8,750
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	8 years 2 months 15 days
Exercise price four
Options outstanding as of December 31, 2020
Number of Shares | shares	424,698
Exercise Price per Share | $ / shares	$ 1.26
Remaining Contractual Life	8 years 7 months 6 days